Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Franklin Short Duration U.S. Government ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Franklin Short Duration U.S. Government ETF (NAV)
Account Value	$ 11,748	$ 11,111	$ 10,671	$ 10,645	$ 10,912	$ 10,722	$ 10,392	$ 10,184	$ 10,146	$ 10,036	$ 10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
Bloomberg U.S. Government (1-3 Year) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government (1-3 Year) Index
Account Value	$ 11,600	$ 11,004	$ 10,685	$ 10,661	$ 10,994	$ 10,955	$ 10,397	$ 10,120	$ 10,118	$ 10,093	$ 10,000